Stock-Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 Incentive_Stock_Option_Plan shares	Dec. 31, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of incentive stock option plans | Incentive_Stock_Option_Plan	2
Holding period of restricted stock available to executives	4 years
Share based compensation arrangement long-term retention program restricted stock available to executive releasing period	10 years
Number of days considered for weighted average trading price	20 days
Percentage of annual retainers	60.00%
Percentage of additional annual retainers	100.00%
Stock Option Plan 1987 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of granted option	7 years
Stock Option Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares, issued under the option plan	32,000,000
Number of shares available to be granted	12,164,270	13,586,060
Period of granted option	7 years
Option vested under stock option plan to employees, consultants and most senior executives	One-third on each of the first three anniversaries of the date of grant.
Performance-Vested Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vested under stock option plan to employees, consultants and most senior executives	one-sixth, one-third and one-half on the first three anniversaries of the date of grant, subject to satisfaction of a minimum total shareholder return condition